ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2022
Disclosure Of Trade And Other Payables [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES [Text Block]

NOTE 12 - ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

As at December 31, 2022 and 2021, accounts payable and accrued liabilities consisted of the following:

	December 31, 2022	December 31, 2021
	$	$
Accounts payable	2,992,928	1,408,210
Accrued liabilities	549,747	114,336
Excise tax payable	4,153,096	-
Income tax payable	89,658	-
Sales tax payable	759,619	306,479
	8,545,048	1,829,025